Intangible Assets	3 Months Ended
Jun. 30, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]

Intangibles as of June 30, 2011

	Estimated useful lives (Years)	Amount	Accumulated Amortization	Net
Tradename	7	435	104	331
Patents and Technological Know-how	10	2,070	344	1,726
Proprietary Software	3	215	120	95
In-process Research and Development	Indefinite	400	-	400
Other	5	49	32	17
Total		3,169	600	2,569

The following table summarizes the amortization during the three and six months ended June 30, 2011 and 2010:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Amortization of intangibles with finite lives	87	88	175	175